Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2013 LimitedPartners	Dec. 31, 2012 LimitedPartners
Number of limited partners	84
Percentage represents Limited Partners cumulative return compounded annually on capital contributions	8.00%
SQN AIF IV, GP LLC [Member]
Number of limited partners	84	1
Percentage of partnership income losses and distributions allocation to partners	1.00%
Percentage of income and loss distributable cash allocation to partner	20.00%
Percentage represents Limited Partners cumulative return compounded annually on capital contributions	8.00%